Long-term debt, Keppel Newbuilding Financing (Details) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2018 rig	Dec. 31, 2020 USD ($) rig	Dec. 31, 2019 USD ($)	May 30, 2018 rig
Debt Instrument [Line Items]
Purchase price per jack up rigs | $		$ 87.0
Principal | $		1,857.5	$ 1,679.7
Book value of jackup rigs pledged as collateral for long-term debt facilities | $		$ 2,822.3	2,586.5
Keppel Rigs
Debt Instrument [Line Items]
Number of premium jack up rigs agreed to acquire | rig	5
Number of rigs completed | rig	3
Number of rigs under construction | rig				2
Number of rigs to be delivered | rig		2		2
Number of rig deliveries deferred | rig	2
Number of rigs deliveries deferred, transocean transaction | rig	3
Book value of jackup rigs pledged as collateral for long-term debt facilities | $		$ 451.4
Term of guaranteed maturity		60 months
Keppel Rigs
Debt Instrument [Line Items]
Purchase price per jack up rigs | $		$ 90.9
Purchase price per jack up rigs, undelivered | $		$ 77.7
Number of rigs, delivery financing | rig		2
Principal | $		$ 259.2	$ 86.4